Deposits - Summary of Deposit Accounts (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits [Abstract]
Cash, FDIC insured amount	$ 250	$ 250	$ 250